Operating Segments (Details) - Schedule of Segment Reporting Information, by Segment - USD ($)		3 Months Ended			12 Months Ended
		Aug. 31, 2018		Aug. 31, 2017	May 31, 2018	May 31, 2017
Segment Reporting Information [Line Items]
Sales		$ 1,179,353
Net sales		1,179,353		$ 0	$ 0	$ 0
Net income (loss)		(16,656,940)		$ (565,685)	(9,577,484)	(4,865,724)
Total assets		35,197,970	[1]		2,105,272	131,940
Total liabilities		6,312,182			$ 2,733,052	$ 2,018,478
Property additions		3,553
Depreciation and amortization	[2]	48,461
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales		0
Cannabis Dispensary Segment [Member]
Segment Reporting Information [Line Items]
Sales		776,707
Net sales		776,707
Net income (loss)		(204,044)
Total assets	[1]	1,084,414
Total liabilities		698,867
Property additions		3,553
Depreciation and amortization	[2]	22,043
Cannabis Production Segment [Member]
Segment Reporting Information [Line Items]
Sales		402,646
Net sales		461,460
Net income (loss)		4,022
Total assets	[1]	361,845
Total liabilities		265,620
Property additions		0
Depreciation and amortization	[2]	1,007
Cannabis Production Segment [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales		58,814
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales		0
Net sales		(58,814)
Net income (loss)		(16,456,918)
Total assets	[1]	33,751,711
Total liabilities		5,347,695
Property additions		0
Depreciation and amortization	[2]	25,411
Intersegment Eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales		$ (58,814)

[1]	Total assets are the owned or allocated assets used by each business. Corporate assets consist of cash and cash equivalents, unallocated fixed assets of support divisions and common facilities, and certain other assets.
[2]	Corporate property additions and depreciation and amortization expense include items attributable to the unallocated fixed assets of support divisions and common facilities.